Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of products and services [line items]
Sales revenue	¥ 20,428,802	¥ 16,907,725	¥ 14,552,696
Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	3,220,168	2,908,983	2,185,253
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	15,227,546	12,093,972	10,582,764
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,588,827	1,453,645	1,385,401
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	292,563	360,385	294,577
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 99,698	¥ 90,740	¥ 104,701